SUPPLIERS	12 Months Ended
Dec. 31, 2021
Disclosure Suppliers Abstract
SUPPLIERS

20.	SUPPLIERS

	2021	2020
Energy on spot market – CCEE	130	490
Charges for use of energy network	175	192
Energy purchased for resale	1,314	808
Itaipu Binacional	331	325
Gas purchased for resale	228	127
Materials and services	505	416
	2,683	2,358